Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow- Narrative (Details) kr in Millions	Dec. 31, 2018 DKK (kr)
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Restricted cash and cash equivalents	kr 120